CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Ordinary shares Class A Ordinary Shares	Ordinary shares Class B Ordinary Shares	Preferred shares	Additional paid-in capital	Subscription receivable	Statutory reserves	Accumulated earnings (deficit)	Accumulated Other Comprehensive (loss) income	Total shareholders' equity	Non-controlling interest	Class A Ordinary Shares	Total
Balance at beginning at Dec. 31, 2021	$ 8		$ 1	$ 227,310		$ 8	$ (198,302)	$ 637	$ 29,662	$ 8,417		$ 38,079
Balance at beginning (in shares) at Dec. 31, 2021	181,255		6,000
STATEMENTS OF CHANGES IN EQUITY
Shareholder investment										665		665
Net (loss) income							(84,706)		(84,706)	87		(84,619)
Issuance of ordinary shares and warrant for private placement	$ 1			4,243					4,244			4,244
Issuance of ordinary shares and warrant for private placement (in shares)	4,896
Dispose subsidiaries								(2,060)	(2,060)	(3,954)		(6,014)
Issuance of preferred shares			$ 2	24,591					24,593			24,593
Issuance of preferred shares (in shares)			50,000
Foreign currency translation adjustment								2,893	2,893	(1,027)		1,866
Vesting of restricted shares award	$ 1			39,309					39,310			39,310
Vesting of restricted shares award (in shares)	43,235
Issuance of ordinary shares held in escrow	$ 1			17,378					17,379			17,379
Issuance of ordinary shares held in escrow (in shares)	24,225
Balance at ending at Dec. 31, 2022	$ 11		$ 3	312,831		8	(283,008)	1,470	31,315	4,188		35,503
Balance at ending (in shares) at Dec. 31, 2022	253,611		56,000
STATEMENTS OF CHANGES IN EQUITY
Net (loss) income							(53,563)		(53,563)	9		(53,554)
Issuance of ordinary shares and warrant for private placement	$ 8			18,892	$ (17,900)				1,000			1,000
Issuance of ordinary shares and warrant for private placement (in shares)	175,000
Foreign currency translation adjustment								(580)	(580)	(763)		(1,343)
Vesting of restricted shares award	$ 2			11,966					11,968			11,968
Vesting of restricted shares award (in shares)	46,290
Issuance of ordinary shares for conversion of Series F convertible preferred shares	$ 5		$ (1)	310					314			314
Issuance of ordinary shares for conversion of Series F convertible preferred shares (shares)	116,667		(7,000)
Issuance of ordinary shares for acquisition of a subsidiary	$ 5			49,095					49,100			49,100
Issuance of ordinary shares for acquisition of a subsidiary (shares)	111,111
Issuance of ordinary shares for redemption of warrants	$ 5			60					65			65
Issuance of ordinary shares for redemption of warrants (shares)	108,933
Issuance of shares to settle payables for sales incentive				3,914					3,914			3,914
Issuance of shares to settle payables for sales incentive (shares)	11,026
Issuance of ordinary shares for conversion of convertible notes	$ 1			2,049					2,050			2,050
Issuance of ordinary shares for conversion of convertible notes (shares)	7,360										7,360
Issuance of ordinary shares for payments of dividends (shares)	111
Balance at ending at Dec. 31, 2023	$ 37		$ 2	399,117	(17,900)	8	(336,571)	890	45,583	3,434		49,017
Balance at ending (in shares) at Dec. 31, 2023	830,109		49,000
STATEMENTS OF CHANGES IN EQUITY
Net (loss) income							(40,972)		(40,972)	(8)		(40,980)
Issuance of ordinary shares and warrant for private placement	$ 56			3,669					3,725			3,725
Issuance of ordinary shares and warrant for private placement (in shares)	1,240,953
Dispose subsidiaries				(12,187)					(12,187)	(3,324)		(15,511)
Foreign currency translation adjustment								1,073	1,073	(101)		972
Vesting of restricted shares award	$ 106	$ 50		10,700					10,856			10,856
Vesting of restricted shares award (in shares)	2,355,059	1,100,000
Issuance of ordinary shares for redemption of warrants	$ 23								23			23
Issuance of ordinary shares for redemption of warrants (shares)	500,000		(500)
Issuance of ordinary shares for conversion of convertible notes	$ 25			2,063					2,088			2,088
Issuance of ordinary shares for conversion of convertible notes (shares)	559,710										559,710
Issuance of Series G convertible preferred shares to settle payables due to purchaser of KAG			$ 1	1,995					1,996			1,996
Issuance of Series G convertible preferred shares to settle payables due to purchaser of KAG (Shares)			12,800
Issuance of Series H convertible preferred shares to settle payables for sales incentive			$ 1	987					988			988
Issuance of Series H convertible preferred shares to settle payables for sales incentive (Shares)	1,664		7,366
Issuance of ordinary shares for payments of dividends (shares)	1,667
Balance at ending at Dec. 31, 2024	$ 247	$ 50	$ 4	$ 406,344	$ (17,900)	$ 8	$ (377,543)	$ 1,963	$ 13,173	$ 1		$ 13,174
Balance at ending (in shares) at Dec. 31, 2024	5,489,162	1,100,000	68,666